UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21396

                       ---------------------------------
                       Investment Company Act file number

                 Excelsior Absolute Return Fund of Funds, LLC

               ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905

              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905

                    --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2005
                        ----------
Date of reporting period: 3/31/2005
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------
EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year Ended March 31, 2005

                 Excelsior Absolute Return Fund of Funds, LLC
                              Financial Statements






                            Year Ended March 31, 2005







                                    Contents

Report of Independent Registered Public Accounting Firm....................... 1

Statement of Assets, Liabilities and Members' Equity - Net Assets............. 2

Statement of Operations....................................................... 3

Statement of Changes in Members' Equity - Net Assets.......................... 4

Statement of Cash Flows....................................................... 5

Notes to Financial Statements................................................. 6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Managers of
Excelsior Absolute Return Fund of Funds, LLC

We have audited the accompanying statements of assets, liabilities and members' equity - net assets of Excelsior Absolute Return Fund of Funds, LLC (the "Company"), as of March 31, 2005, and the related statements of operations and cash flows for the year then ended and the changes in members' equity - net assets and the financial highlights for the years ended March 31, 2005 and for the period December 1, 2003 (commencement of operations) through March 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment funds owned as of March 31, 2005, by correspondence with management of the investment fund. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds, LLC as of March 31, 2005, and the results of its operations and its cash flows for the year then ended and the changes in its members' equity - net assets and the financial highlights for the years ended March 31, 2005 and for the period December 1, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

May 26, 2005

                                    Excelsior Absolute Return Fund of Funds, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                                  March 31, 2005
--------------------------------------------------------------------------------

ASSETS

Investment in Excelsior Absolute Return Fund of Funds Master
    Fund, LLC at fair value (cost $208,781,176)                     $224,795,617
Cash and cash equivalents                                                    671
Prepaid Fees                                                              56,015
Interest Receivable                                                          307
--------------------------------------------------------------------------------

Total Assets                                                         224,852,610
--------------------------------------------------------------------------------

LIABILITIES

Advisor management fee payable                                           280,024
Due to Advisor                                                            69,423
Board of Managers' fees payable                                            6,000
Professional fees payable                                                 53,000
Administration fees payable                                               19,303
--------------------------------------------------------------------------------

Total Liabilities                                                        427,750
--------------------------------------------------------------------------------

Net Assets                                                          $224,424,860
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                       $208,410,419
  Accumulated net unrealized appreciation on investments              16,014,441
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $224,424,860
--------------------------------------------------------------------------------





 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                         Statement of Operations
--------------------------------------------------------------------------------
                                                       Year Ended March 31, 2005
--------------------------------------------------------------------------------

Net investment loss allocated from Excelsior Absolute Return Fund of Funds
     Master Fund, LLC:

     Interest                                                      $     32,840
     Expenses                                                        (1,924,607)
--------------------------------------------------------------------------------

Net investment loss allocated from Excelsior Absolute Return
     Fund of Funds Master Fund, LLC                                  (1,891,767)
--------------------------------------------------------------------------------

Fund Income:

     Interest                                                             3,251
--------------------------------------------------------------------------------

Fund Expenses:

     Advisor management fees                                            887,788
     Professional fees                                                  226,325
     Administration fees                                                142,284
     Board of Managers' fees                                             57,000
     Miscellaneous                                                       35,316
--------------------------------------------------------------------------------

          Total Expenses                                              1,348,713
--------------------------------------------------------------------------------

       Expenses reimbursed to the Advisor                               246,027
--------------------------------------------------------------------------------

          Net Expenses                                                1,594,740
--------------------------------------------------------------------------------

          Net Investment Loss                                        (3,483,256)
--------------------------------------------------------------------------------

Realized and unrealized gain on investments allocated from Excelsior Absolute Return Fund of Funds Master Fund, LLC:

Net realized gain on investments                                        320,977
Net unrealized appreciation on investments                           12,233,400
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments Allocated
   from Excelsior Absolute Return Fund of Funds Master Fund, LLC     12,554,377
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
                 DERIVED FROM OPERATIONS                           $  9,071,121
--------------------------------------------------------------------------------

 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                            Statement of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------
                                                                 December 1,2003
                                               For the          (Commencement of
                                              Year Ended         Operations) to
                                            March 31,200           March 31,2004
--------------------------------------------------------------------------------
Operations

Net investment loss                        $(3,483,256)           $  (411,712)
Net realized gain on investments                320,977                 8,109
Net unrealized appreciation on investments   12,233,400             3,781,041
--------------------------------------------------------------------------------

Increase in Members' Equity - Net
   Assets Derived from Operations             9,071,121             3,377,438
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                      145,459,090            76,279,718
Members' interests repurchased               (9,665,795)                    -
Offering costs                                  (31,805)              (64,907)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net
   Assets Derived from Capital
   Transactions                             135,761,490            76,214,811
--------------------------------------------------------------------------------

Net Increase in Members' Equity -
         Net Assets                         144,832,611            79,592,249

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF PERIOD                79,592,249                     -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF PERIOD                    $224,424,860           $79,592,249
--------------------------------------------------------------------------------












 The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                             Statements of Cash Flows Year Ended
                                                                  March 31, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                        $   9,071,121

Adjustments to reconcile net increase in members' equity - net assets derived from operations to net cash used in operating activities:
      Net unrealized appreciation on investment allocated from
           Excelsior Absolute Return Fund of Funds Master
           Fund, LLC                                                (12,233,400)
      Net realized gain on investment allocated from Excelsior
           Absolute Return Fund of Funds Master Fund, LLC              (320,997)
      Net investment loss allocated from Excelsior Absolute
           Return Fund of Funds Master Fund, LLC                      1,891,767
      Purchases of investment in Excelsior Absolute Return Fund
           of Funds Master Fund, LLC                               (141,875,375)
      Proceeds from investment in Excelsior Absolute Return Fund
           of Funds Master Fund, LLC                                  7,418,620
      Decrease in advance investment in Excelsior Absolute Return
           Fund of Funds Master Fund, LLC                            38,995,000
      Increase in prepaid fees                                          (56,015)
      Increase in interest receivable                                      (307)
      Decrease in due from Advisor                                       52,089
      Increase in due to Advisor                                         69,423
      Increase in Advisor management fee payable                        182,235
      Increase in professional fees payable                              33,000
      Increase in Board of Mangers fees' payable                          6,000
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (96,766,819)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from members' subscriptions                                106,464,090
Payments for members' interests repurchased                          (9,665,795)
Offering costs paid                                                     (31,805)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            96,766,490
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                                  (329)
Cash and cash equivalents at beginning of period                          1,000
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                          $         671
--------------------------------------------------------------------------------


The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                   Notes to Financial Statements
                                                                  March 31, 2005
--------------------------------------------------------------------------------

1. Organization


Excelsior Absolute Return Fund of Funds, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"), a closed-end, non-diversified, management investment company which has the same investment objective as the Fund. The Company seeks to achieve its investment objective by investing its assets primarily in private investment limited partnerships or limited liability companies and other similar investment vehicles (collectively, "Investment Funds") that are managed by investment managers utilizing a broad range of alternative investment strategies.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read with the Fund's financial statements. The percentage of the Company's members' equity owned by the Fund at March 31, 2005 was 89.30%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment advisor of the Company (the "Advisor"). The Advisor is a wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Advisor provides various management and administrative services to the Company and the Fund.

The Fund's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Fund and the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Fund. The Fund may, from time to time, offer to repurchase interests from members pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Manager.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

1. Organization (continued)

The Advisor expects that, generally, it will recommend to the Managers that the Fund offer to repurchase interests from members twice in each year, at June 30th and December 31st. Members can only transfer or assign their Fund interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Advisor as of the close of business at the end of any fiscal period (as defined in the Fund's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Managers.

The Fund records its investment in the Company at fair value and is represented by the Fund's proportionate interest in the Company's members' equity - net assets at March 31, 2005. Valuation of investments held by the Company is discussed in the notes to the Company's financial statements attached to this report.

The net unrealized appreciation on investments, which is included in Members' Equity - Net Assets on the Statement of Assets, Liabilities and Members' Equity
- Net Assets, reflects the Fund's allocated share of the Company's net unrealized gain on investments.

Distributions received from the Company, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and, if any, any excess as a realized gain from investments.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Company Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company's expenses, including, but not limited to: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund's administrator; costs of insurance; the advisory management fee; travel and related expenses of Managers; all costs with respect to communications regarding the Fund's transactions among the Advisor and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Managers.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"), under which the Advisor has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the proportionate share of the Company's expenses to 2% per annum of the Fund's average monthly net assets. In consideration of the Advisor's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Advisor in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Advisor such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation.

As of March 31, 2005, the Advisor has paid $906,262 of expenses on behalf of the Fund per the Expense Limitation Agreement. Of this amount, the Fund has reimbursed $633,757 of expenses to the Advisor and is able to reimburse another $69,423 of which is reflected as Due to Advisor on the Statement of Assets, Liabilities, and Members' Equity- Net Assets. The Fund will carry forward the remaining $203,082 of excess expenses and reimburse the Advisor as promptly as possible pursuant to the Expense Limitation Agreement. The reimbursement of these expenses is dependent on future levels of members' equity - net assets and expenses of the Fund.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c.  Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each member is individually required to report on its own tax return its share of the Fund's taxable income or loss. The Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentages for the fiscal period, as defined in the Fund's Limited Liability Company Agreement.

The cost of the Fund's investment in the Company for federal income tax purposes is based on amounts reported to the Fund by the Company on Schedule K-1 for the year ended December 31, 2004. At December 31, 2004, the cost for federal income tax purposes was $195,744,998. This consisted of aggregate gross unrealized appreciation of $6,062,389.

d. Other

Cash and cash equivalents consist of monies invested in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

The Fund records its proportionate share of the Company's investment income, expenses and realized and unrealized gain and losses.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2005, the Fund's employees and affiliates have a combined interest of approximately 15.48% of the Fund's members' equity - net assets.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

3.  Management  Fee,   Related  Party   Transactions   and  Other (continued)

The Advisor provides certain investment advisory services and incurs travel and other expenses related to the selection and monitoring of investment managers for the Company's Investment Funds. Further, the Advisor provides certain management and administrative services to the Fund including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Advisor a quarterly management fee at an annual rate of 0.5% of the Fund's net assets on the first business day of each quarter after adjustments for any subscriptions effective on that date. For the period from March 31, 2004 to March 31, 2005, the management fee was $887,788, of which $280,024 was payable as of March 31, 2005.

Each Manager, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 ($2,500 for the initial period) plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Fund. All Managers who are not an "interested person" of the Fund are reimbursed by the Fund for all reasonable out-of-pocket expenses. The Fund incurred $57,000 of such expense for the period from March 31, 2004 to March 31, 2005 of which $6,000 was payable as of March 31, 2005.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the year ended March 31, 2005, the Company incurred $142,284 in expenses related to such administrative services, of which $19,303 was payable as of March 31, 2005. On February 23, 2005 the Managers approved a new agreement with J.D. Clark & Co beginning April 1, 2005.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

                                   Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

5. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

6. Financial Highlights

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                         For the year        December 1,
                                            Ended              2003* -
                                        March 31, 2005     March 31, 2004
                                       -----------------------------------

Net assets, end of period                $224,424,860       $ 79,592,249

Ratio of net investment
  loss to average members'                    (2.00%)            (0.60%)
  equity - net assets (a)

Ratio of total expenses to                     1.88%              1.25%
  average members' equity -
  net assets (b), (c)

Ratio of net expenses to average               2.03%              0.59%
  members' equity - net assets (b)

Total return (d)                               4.31%              4.85%


* Commencement of operations. The ratios and total return are not annualized for the initial period.

(a) The ratio reflects the income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Company.

(b) The ratio reflects the expenses assuming inclusion of the Fund's proportionate share of expenses of the Company.

(c) The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.

(d) Total return assumes a purchase of an interest in the Fund on the first day and a sale of interest on the last day of the period.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

7. Subsequent Events

Subsequent to March 31, 2005, the Fund received subscriptions from members in the amount of $12,671,949. These subscriptions became interests in the Fund effective April 1, 2005. The Fund also invested $11,991,949 in the Company as of April 1, 2005.

8. Company Management (Unaudited)

Information pertaining to the Board of Managers and officers of the Fund is set forth below:


                                           Term of
                           Position        Office                                      Number of
                           Held            and             Principal                   Portfolios in
                           with            Length          Occupation                  Fund Complex
                           the             of Time         During Past Five            Overseen by
Name, Address and Age      Fund            Served          Years                       Manager
-----------------------------------------------------------------------------------------------------
                             Disinterested Managers
Virginia G. Breen          Manager         Term -          Partner, Sienna Ventures       4
230 Lackwanna Dr.                          Indefinite      (1/05 - present);
Andover, NJ 07821                          Length          Partner, Blue Rock (8/95
Age 40                                     - since         to present); Also a
                                           June            manager of Excelsior
                                           2003            Buyout Investors LLC,
                                                           Excelsior Absolute
                                                           Return Fund of Funds Master
                                                           Fund LLC and Excelsior
                                                           LaSalle Property Fund Inc.


Jonathan B. Bulkley        Manager         Term -          Non-Executive Chairman         4
1133 5th Ave., Apt 3                       Indefinite      of QXL, PLC (2/98 to
New York, NY 10125                         Length          2/05); Chairman and CEO,
Age 43                                     - since         Lifeminders (2/01 to
                                           June            10/01); CEO,
                                           2003            barnesandnoble.com
                                                           (12/98 to 1/00);
                                                           Managing Director and
                                                           V.P., AOL (3/93 to 12/98).
                                                           Also a manager of Excelsior
                                                           Buyout Investors LLC,
                                                           Excelsior Absolute Return
                                                           Fund of Funds Master Fund
                                                           LLC, and Excelsior LaSalle
                                                           Property Fund Inc.

Thomas F. McDevitt         Manager          Term -         Managing Partner,              3
Edgewood Capital                            Indefinite     Edgewood Capital
1055 Summer St.                             Length         Partners (5/02 to
Stamford, CT 06905                          - June         present); Managing
Age 47                                      2003           Director, Societe
                                                           Generale (6/98 to 3/02);
                                                           Founder and Partner,
                                                           Meenan, McDevitt & Co.
                                                           (5/91 to 5/98).  Also a
                                                           manager of Excelsior
                                                           Buyout Investors LLC,
                                                           Excelsior Absolute
                                                           Return Fund of Funds
                                                           Master Fund LLC and
                                                           Excelsior LaSalle
                                                           Property Inc.

                               Interested Manager

Douglas Lindgren*          Manager          Term -           Chair of U.S. Trust's        7
U.S. Trust Company         and              Indefinite       Alternative Investments
225 High Ridge             President        Length           Division, Managing
Stamford, CT                                - June           Director and Senior V.P.
Age 44                                      2003             of U.S. Trust (4/95 to
                                                             present).  Also a
                                                             manager of Excelsior
                                                             Buyout Investors LLC and
                                                             Excelsior Absolute
                                                             Return Fund of Funds
                                                             Master Fund LLC.

 * Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Advisor and its affiliates.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
                                                                  March 31, 2005
--------------------------------------------------------------------------------

8.Fund Management (Unaudited) (continued)

                                           Term of
                           Position        Office                                      Number of
                           Held            and             Principal                   Portfolios in
                           with            Length          Occupation                  Fund Complex
                           the             of Time         During Past Five            Overseen by
Name, Address and Age      Fund            Served          Years                       Manager
----------------------------------------------------------------------------------------------------
                  Officers who are not Managers
Robert F. Aufenanger      Chief            Term -          Chief Financial Officer        N/A
U.S. Trust Company        Financial        Indefinite      and Treasurer of U.S.
225 High Ridge Road       Officer          Length          Trust's Alternative
Stamford, CT 06905        and              - since         Investments Division and
Age 51                    Treasurer        June            Senior V.P. of U.S.
                                           2003            Trust (4/03 to present);
                                                           Independent consultant
                                                           to private equity funds
                                                           (1/02 to 3/03); Chief
                                                           Financial Officer, Icon
                                                           Holding Corp. (12/99 to
                                                           12/01); Chief Financial
                                                           Officer, Partnership
                                                           Group, Merrill Lynch &
                                                           Co., Inc. (6/85 to
                                                           10/99).

Lee Gardella              Vice             Term -          Senior Vice President          N/A
U.S. Trust Company        President        Indefinite      and Vice President in
225 High Ridge Road                        Length          U.S. Trust's Alternative
Stamford, CT 06905                         - since         Investments Division
Age 37                                     June 2003       (9/97 to present); Vice
                                                           President of Excelsior
                                                           Private Equity Fund II,
                                                           Inc. (10/97 to present)
                                                           and Excelsior Venture
                                                           Partners III, LLC (5/00
                                                           to present).

Cynthia Englert           Secretary        Term -          V. P. of U.S. Trust            N/A
U.S. Trust Company                         Indefinite      (8/01 to present);
225 High Ridge Road                        Length          Controller, Whitney &
Stamfor,CT 06905                           - since         Company (5/99 to 8/01);
Age 40                                     June 2003       Financial analyst,
                                                           Greenwich Capital
                                                           Markets (7/93 to 3/99).

All officers of the Fund are employees and/or officers of the Investment
Advisor.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.

ITEM 2.   CODE OF ETHICS.
-------------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2005, there were no amendments from a provision of the code of ethics, nor were any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics if filed with this form N-CSR under
ITEM 12(a)(1).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The Board of Managers of the registrant has determined that Virginia G. Breen and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Breen and Mr. Bulkeley as the Audit Committee's financial experts. Ms. Breen and Mr. Bulkeley are "independent" Managers pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees billed for professional services rendered by the Registrant's principal accountant for the audit of the registrant's annual financial statements for the fiscal year ended March 31, 2004 and March 31, 2005 were $20,000 and $29,000 respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no fees, for tax compliance, tax advice or tax planning services to the registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1)
During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2005, were $0 and $618,675, respectively.

The amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2003, were $0 and $623,000, respectively.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that may be rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
-------------------------------------------------------------------------

Not yet applicable.


ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) CODE OF ETHICS (see Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------

By (Signature and Title) /s/ Douglas A. Lindgren
                        --------------------------
                      Douglas A. Lindgren, Principal Executive Officer Date June 7, 2005
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------

By (Signature and Title) /s/ Robert Aufenanger
                        ------------------------
                       Robert Aufenanger, Principal Financial Officer Date June 7, 2005
     ------------